N-2	12 Months Ended
Dec. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001291334
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	First Trust Enhanced Equity Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation.
Principal Investment Policies
Under normal market conditions, the Fund pursues an integrated investment strategy in which it invests substantially all of its Managed Assets (as defined below) in a diversified portfolio of common stock of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing basis writes (sells) covered call options.  Common stocks are selected by the Sub-Advisor by utilizing a combination of its proprietary quantitative/qualitative selection criteria.  The covered call options written (sold) by the Fund are normally against the equity securities that are held in the Fund’s portfolio with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund’s investment objective.
“Managed Assets” means the average daily gross assets of the Fund minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities (including the value of call options written (sold)).
Under normal market conditions the Fund seeks to produce a high level of current income and gains primarily from the premium income it receives from writing (selling) call options, from the dividends received on the equity securities held in the Fund’s portfolio, and to a lesser extent, from capital appreciation in the value of equity securities underlying such covered call options.
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Common Stock/Equity Securities: The Sub-Advisor selects common stocks and equity securities by utilizing its proprietary quantitative/qualitative selection criteria, which focuses on sectors, industries and individual common stocks and equity securities that exhibit strong fundamental characteristics.
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The Fund invests substantially all, but in no event less than 90%, of its Managed Assets in common stocks and other equity securities such as Real Estate Investment Trusts, Master Limited Partnerships and Investment Companies (including exchange-traded funds and business development companies).
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The Fund may invest up to 20% of its Managed Assets in U.S. dollar-denominated equity securities of foreign issuers.
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The Fund may invest up to 10% of its Managed Assets in equity securities of other investment companies that invest primarily in securities of the type in which the Fund may invest directly.
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The Fund may invest up to 25% of its Managed Assets in the equity securities of issuers in a single industry or sector of the economy.
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Covered Call Options: The Fund writes (sells) covered call options, which may include Long-Term Equity AnticiPation Securities (“LEAPS®”), held against the equity securities held in the Fund’s portfolio with strike prices (defined below) and expiration dates (defined below) that are collectively intended to provide risk/reward characteristics that are consistent with the Fund’s investment objective.
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The Fund’s Sub-Advisor writes (sells) call options as determined to be appropriate, consistent with the Fund’s investment objective.
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The Fund writes (sells) options that are considered “covered” because the Fund owns equity securities against which the options are written (sold).  The number of call options the Fund can write (sell) is limited by the number of equity securities the Fund holds in its portfolio.
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The Fund does not write (sell) “naked” options, i.e., options on more equity securities than are held in the Fund’s portfolio.
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When the Fund writes (sells) a call option, it sells to the buyer (the “option holder”) the right, but not the obligation, to purchase a particular asset (the underlying equity security) from the Fund at a fixed price (the “strike price”) on or before a specified date (the “expiration date”).  In exchange for the right to purchase the underlying equity security, the option holder pays a fee (a “premium”) to the Fund.  The Fund typically utilizes “American-style” options, which may be exercised at any time between the date of purchase and the expiration date.  The Fund may write (sell) “European-style” options, which may be exercised only during a specified period of time just prior to the expiration date.

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A call option normally represents the right to purchase 100 shares of the underlying equity security.
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Conventional listed call options have expiration dates which generally can be up to nine months from the date the call options are first listed for trading.  Longer-term call options, such as LEAPS®, can have expiration dates up to three years from the date of listing.
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The Fund primarily writes (sells) call options which are “out-of-the-money”, meaning options with a strike price above the current market price of the underlying equity security.  The Fund may write (sell) “in-the-money” (call options with a strike price below the current market price of the underlying equity security) and “at-the-money” (call options with a strike price equal to the current price of the underlying equity security).  In-the-money and at-the-money call options may be written (sold) as a defensive measure to protect against a possible decline in the underlying security.
In addition to the Fund’s use of covered call option writing (selling), the Fund may, but is not required to, use various hedging and strategic transactions to facilitate portfolio management and mitigate risks.  In utilizing these strategic transactions, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, equity, fixed income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars or credit transactions.  The Fund may purchase derivative investments that combine features of these instruments. To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Fund’s investment objective is considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as further detailed below.  The remainder of the Fund’s investment policies, unless otherwise stated, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees of the Fund without approval of the holders of the Fund’s Common Shares.  The Fund will provide investors with at least 60 days prior notice of any change in the Fund’s investment strategy.
Fundamental Investment Policies
Except as provided below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares:
(1)
issue senior securities, as defined in the 1940 Act, other than the borrowings permitted by investment restriction (2) set forth below;
(2)
borrow money, except as permitted by the 1940 Act;
(3)
act as underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;
(4)
purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;
(5)
purchase or sell physical commodities (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities;
(6)
make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;
(7)
with respect to 75% of its total assets, purchase any securities, if as a result more than 5% of the Fund’s total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the 1940 Act), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation; and
(8)
invest 25% or more of its total assets in securities of issuers in any single industry, provided there shall be no limitation on the purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
For the purpose of applying the limitation set forth in subparagraph (7) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.
Under the 1940 Act, when used with respect to particular shares of the Fund, a “majority of the outstanding” Common Shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting shares are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding voting shares, whichever is less.

Risk Factors [Table Text Block]
Principal Risks
The following discussion summarizes certain (but not all) of the principal risks associated with investing in the Fund.  The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, files reports, proxy statements and other information that is available for review. The order of the below risk factors does not indicate the significance of any particular risk factor.
Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Depositary Receipts Risk. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market or when political or economic events affecting the issuers or their industries occur.  An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure.  Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Europe Risk. The Fund is subject to certain risks associated specifically with investments in securities of European issuers, in addition to the risks associated with investments in non-U.S. securities generally. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (“EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (“Brexit”). After years of negotiations between the United Kingdom and the EU, a withdrawal agreement was reached whereby the United Kingdom formally left the EU. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Trade between the United Kingdom and the EU is highly integrated through supply chains and trade in services, as well as through multinational companies. The United Kingdom’s departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Income Risk. Net investment income paid by the Fund to its common shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund’s portfolio and short-term gains thereon.  Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund’s portfolio can vary widely over time.  Dividends on equity securities are not fixed but are declared at the discretion of an issuer’s board of directors.  There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels.  The Fund cannot assure as to what percentage of the distributions paid on the common shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Industry and Sector Risk. The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry.  If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy.  Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.
The Fund may invest 25% or more of its total assets in securities of issuers in a single sector. Currently, the Fund makes significant investments in equity securities of companies in the information technology sector. Information technology companies produce and provide hardware, software and information technology systems and services.  Information technology companies are generally subject to the following risks: rapidly changing technologies and existing product obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs.  Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Investment Risk. An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions.  When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

Management Risk and Reliance on Key Personnel. In managing the Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not produce the desired result.  Additionally, the implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace.  The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value.  The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived adverse economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-U.S. Securities Risk. Investing in securities of non-U.S. issuers may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (iv) the impact of economic, political, social or diplomatic events as well as of foreign governmental laws or restrictions and differing legal standards; (v) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vi) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad, including in the event the issuer of a non-U.S. security defaults or enters bankruptcy, administration or other proceedings. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody.  Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions.  The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund’s portfolio as determined to be appropriate by the Fund’s Sub-Advisor, consistent with the Fund’s investment objective. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.  In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. The ability to successfully implement the Fund’s investment strategy depends on the Sub-Advisor’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

Potential Conflicts of Interest Risk. First Trust, Chartwell and the portfolio managers have interests which may conflict with the interests of the Fund.  In particular, First Trust and Chartwell currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund.

REIT Risk. Real estate investment trusts (“REITs”) typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. Additionally, REITs may have limited diversification due to investment in a limited number of properties or a particular market segment and are subject to the risks associated with obtaining financing for real property. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may also have a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. Additionally, certain REITs charge management fees, which may result in layering of management fees paid by the Fund.

Small- and/or Mid-Capitalization Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Share Price	$ 18.27
NAV Per Share	$ 18.74
Latest Premium (Discount) to NAV [Percent]	(2.51%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares outstanding (unlimited number of Common Shares has been authorized)
Outstanding Security, Held [Shares] | shares	19,988,085
Document Period End Date	Dec. 31, 2023
Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market or when political or economic events affecting the issuers or their industries occur.  An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure.  Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Europe Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Europe Risk. The Fund is subject to certain risks associated specifically with investments in securities of European issuers, in addition to the risks associated with investments in non-U.S. securities generally. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (“EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (“Brexit”). After years of negotiations between the United Kingdom and the EU, a withdrawal agreement was reached whereby the United Kingdom formally left the EU. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Trade between the United Kingdom and the EU is highly integrated through supply chains and trade in services, as well as through multinational companies. The United Kingdom’s departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk. Net investment income paid by the Fund to its common shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund’s portfolio and short-term gains thereon.  Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund’s portfolio can vary widely over time.  Dividends on equity securities are not fixed but are declared at the discretion of an issuer’s board of directors.  There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels.  The Fund cannot assure as to what percentage of the distributions paid on the common shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Industry And Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry and Sector Risk. The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry.  If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy.  Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.
The Fund may invest 25% or more of its total assets in securities of issuers in a single sector. Currently, the Fund makes significant investments in equity securities of companies in the information technology sector. Information technology companies produce and provide hardware, software and information technology systems and services.  Information technology companies are generally subject to the following risks: rapidly changing technologies and existing product obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs.  Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk. An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions.  When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel. In managing the Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not produce the desired result.  Additionally, the implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace.  The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value.  The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived adverse economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk. Investing in securities of non-U.S. issuers may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (iv) the impact of economic, political, social or diplomatic events as well as of foreign governmental laws or restrictions and differing legal standards; (v) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vi) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad, including in the event the issuer of a non-U.S. security defaults or enters bankruptcy, administration or other proceedings. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody.  Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions.  The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund’s portfolio as determined to be appropriate by the Fund’s Sub-Advisor, consistent with the Fund’s investment objective. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.  In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. The ability to successfully implement the Fund’s investment strategy depends on the Sub-Advisor’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk. First Trust, Chartwell and the portfolio managers have interests which may conflict with the interests of the Fund.  In particular, First Trust and Chartwell currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk. Real estate investment trusts (“REITs”) typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. Additionally, REITs may have limited diversification due to investment in a limited number of properties or a particular market segment and are subject to the risks associated with obtaining financing for real property. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may also have a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. Additionally, certain REITs charge management fees, which may result in layering of management fees paid by the Fund.

Small And Or Mid Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small- and/or Mid-Capitalization Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.